Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets

The components of intangible assets as of April 30, 2025 and 2026 are as follows:

	April 30, 2025	April 30, 2026	April 30, 2026
	JPY	JPY	USD
Intangible assets subject to amortization
Legacy software - cost*	11,800,000	11,800,000	75,322
Accumulated amortization - legacy software	(1,180,000)	(3,540,000)	(22,596)

Total intangible assets, net	10,620,000	8,260,000	52,726

*	During the year ended April 30, 2025, the Company purchased software with an original purchase price of JPY31,800,000 (USD222,954). In connection with the purchase, the Company received a government grant of JPY20,000,000 (USD140,223). The grant was offset against the gross acquisition cost, resulting in a net cost basis of JPY11,800,000 (USD82,731). The software is amortized on a straight-line basis over five years.

Schedule of Amortization Expense for Intangible Assets

Estimated amortization of the Company’s legacy software is as follows:

Years ending April 30,	JPY	USD
2027	2,360,000	15,064
2028	2,360,000	15,064
2029	2,360,000	15,064
2030	1,180,000	7,532
2031	-	-
Thereafter	-	-
Total	8,260,000	52,726